Summary of Significant Accounting Policies (Useful Lives of Premises and Equipment) (Details)	12 Months Ended
Dec. 31, 2013
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years